Summary of Significant Accounting Policies - IPO (Details) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended
	Oct. 31, 2014	Mar. 31, 2015	Dec. 31, 2014	Sep. 22, 2014	Dec. 31, 2013
Initial Public Offering [Abstract]
Common stock, shares authorized		75,000,000	75,000,000	75,000,000	10,000,000
Common stock, par value (in dollars per share)		$ 0.01	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized		10,000,000	10,000,000	10,000,000	500,000
Preferred stock, par value (in dollars per share)		$ 0.01	$ 0.01	$ 1.00	$ 0.01
Series C preferred stock, shares issued		8,000	8,000	8,000	8,000
Series C preferred stock, shares outstanding		8,000	8,000	8,000	8,000
Initial public offering
Initial Public Offering [Abstract]
Shares of common stock sold and issued	3,105,000
Initial public offering price (in dollars per share)	$ 13
Proceeds received, net of offering costs	$ 36